UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        August 11, 2008
     -----------------          ----------------------        ---------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $10,105 (thousands)


List of Other Included Managers:

  (1)     Credit Agricole Structured Asset Mgt Advisors LLC
  (2)     Coast Troob Strategy Investments Ltd.


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

                                                            FORM 13F

QTR ENDED: 06/30/08                 Name of Reporting Manager:          Troob Captial Advisors LLC         (SEC USE ONLY)
                                    Name of Other Reporting Managers:   "1" = Credit Agricole Structured Asset Mgt Advisors LLC
                                                                        "2" = Coast Troob Strategy Investments Ltd.

        Item 1:            Item 2:          Item3:    Item 4:        Item 5:               Item 6:    Item 7:           Item 8:
     Name of Issuer     Title of Class      CUSIP     Fair Market   Shares or             Investment   Other        Voting Authority
                                                      Value         Principal  Sh/ Put/   Discretion  Managers    (a)     (b)    (c)
                                                      (x $1000)      Amount    Prn Call                          Sole   Shared  None
Calpine Corp.                 COM NEW       131347304    579           25,650  SH          Shared       1           25,650
Charter Communications Inc D  CL A          16117M107    151          143,750  SH          Shared       1          143,750
Constar International Inc New COM           21036U107    396          157,831  SH          Shared       1          157,831
Federal Mogul                 CL A          313549404    577           35,776  SH          Shared       1           35,776
Georgia Gulf                  COM PAR $0.01 373200203    406          140,147  SH          Shared       1          140,147
Hayes Lemmerz Intl            COM NEW       420781304  1,288          453,362  SH          Shared       1          453,362
Northwest Airlines Corp       COM           667280408    587           88,195  SH          Shared       1           88,195
Pilgrim's Pride Corp          COM           721467908      8            1,175  SH  Calls   Shared       1            1,175
Rite Aid Corporation          COM           767754104    207          130,000  SH          Shared       1          130,000
Smurfit-Stone Container Corp  COM           832727101    209           51,282  SH          Shared       1           51,282
Chiquita Brands Int           COM           170032809    334           22,014  SH          Shared       2           22,014
Federal Mogul                 CL A          313549404    874           54,191  SH          Shared       2           54,191
Hayes Lemmerz Intl            COM NEW       420781304  3,201        1,127,262  SH          Shared       2        1,127,262
IShares Russell 2000          COM           464287955    110              460  SH  Puts    Shared       2              460
Smurfit-Stone Container Corp  COM           832727101    261           64,098  SH          Shared       2           64,098
Tronox Inc                    CL A          897051108    439          139,053  SH          Shared       2          139,053
Valassis Communications       COM           918866104    478           38,150  SH          Shared       2           38,150

                                          Value:      10,105

                                          Count:         17
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